United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

811-07925
(Investment Company Act File Number)

WesMark Funds
(Exact Name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, WV 26003
(Address of Principal Executive Offices)

(304) 234-9000
(Registrant's Telephone Number)

Karen Gilomen, Esquire
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2017

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.6%
CONSUMER DISCRETIONARY-5.8%
	Apparel Retail-1.7%
48,304	Foot Locker, Inc.	$1,701,267

	Apparel, Accessories & Luxury Goods-0.8%
8,167	Carter's, Inc.	806,491

	Automotive Retail-2.2%
18,767	Lithia Motors, Inc., Class A	2,257,858

	Consumer Electronics-0.9%
55,580	ZAGG, Inc.(1)	875,385

	Home Improvement Retail-0.2%
19,500	Tile Shop Holdings, Inc.	247,650

TOTAL CONSUMER DISCRETIONARY		5,888,651

CONSUMER STAPLES-1.7%
	Household Products-1.7%
16,431	Spectrum Brands Holdings, Inc.	1,740,372

TOTAL CONSUMER STAPLES		1,740,372

ENERGY-3.7%
	Oil & Gas Exploration & Production-3.7%
24,827	Antero Resources Corp.(1)	494,057
33,148	Callon Petroleum Co.(1)	372,584
46,725	QEP Resources, Inc.(1)	400,433
44,268	Range Resources Corp.	866,325
23,061	RSP Permian, Inc.(1)	797,680
137,723	Southwestern Energy Co.(1)	841,488
		3,772,567
TOTAL ENERGY		3,772,567

FINANCIALS-13.0%
	Investment Banking & Brokerage-2.7%
50,647	Stifel Financial Corp.	2,707,589

	Life & Health Insurance-0.9%
34,337	Trupanion, Inc.(1)	906,840

	Property & Casualty Insurance-0.6%
12,906	First American Financial Corp.	644,913

	Regional Banks-7.5%
25,837	Associated Banc-Corp.	626,547
23,345	BancorpSouth, Inc.	748,207
16,169	Banner Corp.	990,836
15,931	First Bancorp	548,186
39,142	First Horizon National Corp.	749,569
Shares/Principal Amount		Value
34,078	Fulton Financial Corp.	$638,962
15,570	MB Financial, Inc.	700,961
52,504	Old National Bancorp	960,823
10,390	South State Corp.	935,619
28,160	Trustmark Corp.	932,659
		7,832,369
	Reinsurance-1.3%
27,282	Validus Holdings, Ltd.	1,342,547

TOTAL FINANCIALS		13,434,258

HEALTH CARE-22.5%
	Health Care Equipment-5.9%
25,000	Analogic Corp.	2,093,750
29,777	Hill-Rom Holdings, Inc.	2,203,498
17,206	Integra LifeSciences Holdings Corp.(1)	868,559
87,766	Invuity, Inc.(1)	781,117
		5,946,924
	Health Care Services-0.2%
49,413	Sharps Compliance Corp.(1)	236,194

	Health Care Supplies-3.7%
10,743	Align Technology, Inc.(1)	2,001,099
23,000	Neogen Corp.(1)	1,781,580
		3,782,679
	Health Care Technology-3.8%
166,981	Allscripts Healthcare Solutions, Inc.(1)	2,376,140
12,461	athenahealth, Inc.(1)	1,549,650
		3,925,790
	Life Sciences Tools & Services-5.8%
8,079	Charles River Laboratories International, Inc.(1)	872,694
18,044	ICON PLC(1)	2,054,851
33,643	PAREXEL International Corp.(1)	2,963,275
		5,890,820
	Pharmaceuticals-3.1%
62,499	Prestige Brands Holdings, Inc.(1)	3,130,575

TOTAL HEALTH CARE		22,912,982

INDUSTRIALS-25.8%
	Aerospace & Defense-6.6%
74,350	Hexcel Corp.	4,269,177
29,246	Moog, Inc., Class A(1)	2,439,994
		6,709,171
	Airlines-1.9%
15,000	Allegiant Travel Co.	1,975,500

	Building Products-6.6%
44,987	AAON, Inc.	1,550,927
16,174	Caesarstone, Ltd.(1)	481,985
22,780	Lennox International, Inc.	4,076,937
14,523	Masco Corp.	566,542
		6,676,391

Shares/Principal Amount		Value
	Construction & Engineering-3.8%
104,774	Quanta Services, Inc.(1)	$3,915,404

	Diversified Support Services-1.0%
6,411	UniFirst Corp.	971,266

	Electronics-1.6%
17,549	OSI Systems, Inc.(1)	1,603,452

	Trading Companies & Distributors-2.6%
19,497	United Rentals, Inc.(1)	2,705,014

	Trucking-1.7%
20,528	Ryder System, Inc.	1,735,642

TOTAL INDUSTRIALS		26,291,840

INFORMATION TECHNOLOGY-17.8%
	Application Software-0.7%
43,691	Nuance Communications, Inc.(1)	686,823

	Computer Hardware-0.5%
12,536	NCR Corp.(1)	470,351

	Electronic Equipment & Instruments-1.1%
57,706	VeriFone Systems, Inc.(1)	1,170,278

	Internet Software & Services-2.9%
16,674	IAC/InterActiveCorp(1)	1,960,529
66,980	Quotient Technology, Inc.(1)	1,048,237
		3,008,766
	Semiconductor Equipment-3.0%
81,430	Teradyne, Inc.	3,036,525

	Semiconductors-3.6%
11,605	Cavium, Inc.(1)	765,234
30,371	Integrated Device Technology, Inc.(1)	807,261
91,020	Pure Storage, Inc., Class A(1)	1,455,410
56,997	Rambus, Inc.(1)	760,910
		3,788,815
	Semiconductors & Semiconductor Equipment-1.9%
127,992	Cypress Semiconductor Corp.	1,922,440

	Systems Software-3.0%
46,987	FireEye, Inc.(1)	787,972
14,993	Qualys, Inc.(1)	776,637
41,486	Rapid7, Inc.(1)	730,154
9,734	Tableau Software, Inc., Class A(1)	728,979
		3,023,742
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	1,167,940

TOTAL INFORMATION TECHNOLOGY		18,275,680
Shares/Principal Amount		Value
MATERIALS-2.8%
	Forest Products-2.3%
87,405	Louisiana-Pacific Corp.(1)	$2,366,927

	Paper Products-0.5%
24,128	PH Glatfelter Co.	469,290

TOTAL MATERIALS		2,836,217

REAL ESTATE-0.5%
	Equity Real Estate Investment-0.5%
60,230	Farmland Partners, Inc.	544,479

TOTAL REAL ESTATE		544,479

TOTAL COMMON STOCKS
(Cost $58,186,343)		95,697,046

EXCHANGE TRADED FUNDS-1.8%
12,704	Vanguard Small-Cap ETF	1,795,329

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,714,431)		1,795,329

SHORT TERM INVESTMENTS-5.5%
	Mutual Funds-5.5%
5,620,799	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	5,620,799

TOTAL SHORT TERM INVESTMENTS
(Cost $5,620,799)		5,620,799

TOTAL INVESTMENTS-100.9%
(Cost $65,521,573)		103,113,174
OTHER ASSETS AND LIABILITIES-NET(2)-(0.9)%		(926,934)
NET ASSETS-100.0%		$102,186,240

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-95.2%
CONSUMER DISCRETIONARY-13.1%
	Auto Parts & Equipment-3.0%
88,000	BorgWarner, Inc.	$4,508,240
15,000	Lear Corp.	2,596,200
58,000	Magna International, Inc.	3,096,040
		10,200,480
	Broadcasting-1.7%
100,000	CBS Corp., Class B	5,800,000

	Home Building-0.8%
65,000	Toll Brothers, Inc.	2,695,550

	Home Improvement Retail-1.6%
34,000	Home Depot, Inc.	5,561,040

	Internet Retail-4.3%
12,600	Amazon.com, Inc.(1)	12,113,010
18,280	Expedia, Inc.	2,631,223
		14,744,233
	Movies & Entertainment-1.1%
40,000	Walt Disney Co.	3,942,800

	Restaurants-0.6%
40,000	Starbucks Corp.	2,148,400

TOTAL CONSUMER DISCRETIONARY		45,092,503

CONSUMER STAPLES-7.0%
	Distillers & Vintners-2.1%
36,000	Constellation Brands, Inc., Class A	7,180,200

	Drugs Retail-4.0%
100,000	CVS Health Corp.	8,132,000
70,500	Walgreens Boots Alliance, Inc.	5,444,010
		13,576,010
	Food Retail-0.9%
75,000	Mondelez International, Inc., Class A	3,049,500

TOTAL CONSUMER STAPLES		23,805,710

ENERGY-3.2%
	Oil & Gas Equipment & Services-0.9%
68,000	Halliburton Co.	3,130,040

	Oil & Gas Exploration & Production-2.3%
123,000	EQT Corp.	8,024,520

TOTAL ENERGY		11,154,560
Shares/Principal Amount		Value
FINANCIALS-11.0%
	Asset Management & Custody Banks-2.1%
16,450	BlackRock, Inc.	$7,354,630

	Consumer Finance-1.0%
39,700	Capital One Financial Corp.	3,361,002

	Diversified Banks-2.5%
158,000	Wells Fargo & Co.	8,713,700

	Investment Banking & Brokerage-1.4%
100,000	Morgan Stanley	4,817,000

	Property & Casualty Insurance-2.6%
64,000	Chubb, Ltd.	9,123,200

	Regional Banks-1.4%
100,000	BB&T Corp.	4,694,000

TOTAL FINANCIALS		38,063,532

HEALTH CARE-18.4%
	Biotechnology-3.8%
35,000	Amgen, Inc.	6,525,750
46,000	Celgene Corp.(1)	6,707,720
		13,233,470
	Life Sciences Tools & Services-2.5%
50,000	Quintiles IMS Holdings, Inc.(1)	4,753,500
21,000	Thermo Fisher Scientific, Inc.	3,973,200
		8,726,700
	Managed Health Care-5.9%
55,000	Aetna, Inc.	8,745,550
60,000	UnitedHealth Group, Inc.	11,751,000
		20,496,550
	Pharmaceuticals-6.2%
110,000	Abbott Laboratories	5,869,600
28,250	Johnson & Johnson	3,672,783
57,000	Merck & Co., Inc.	3,649,710
125,000	Zoetis, Inc.	7,970,000
		21,162,093
TOTAL HEALTH CARE		63,618,813

INDUSTRIALS-10.9%
	Aerospace & Defense-6.7%
32,100	Boeing Co.	8,160,141
25,000	Honeywell International, Inc.	3,543,500
39,300	Raytheon Co.	7,332,594
32,000	Rockwell Collins, Inc.	4,182,720
		23,218,955
	Air Freight & Logistics-2.5%
38,000	FedEx Corp.	8,572,040

	Industrial Conglomerates-0.6%
81,500	General Electric Co.	1,970,670

Shares/Principal Amount		Value
	Industrial Machinery-1.1%
25,000	Stanley Black & Decker, Inc.	$3,774,250

TOTAL INDUSTRIALS		37,535,915

INFORMATION TECHNOLOGY-28.9%
	Application Software-4.3%
38,000	Adobe Systems, Inc.(1)	5,668,840
63,000	salesforce.com, Inc.(1)	5,885,460
30,000	SAP SE, Sponsored ADR	3,289,500
		14,843,800
	Communications Equipment-1.0%
30,000	F5 Networks, Inc.(1)	3,616,800

	Computer Hardware-3.1%
70,000	Apple, Inc.	10,788,400

	Data Processing & Outsourced Services-5.3%
82,500	Mastercard, Inc., Class A	11,649,000
100,000	PayPal Holdings, Inc.(1)	6,403,000
		18,052,000
	Internet Software & Services-6.1%
20,000	Alibaba Group Holding, Ltd. ADR(1)	3,454,200
6,000	Alphabet, Inc., Class A(1)	5,842,320
6,016	Alphabet, Inc., Class C(1)	5,770,006
33,500	Facebook, Inc., Class A(1)	5,724,145
		20,790,671
	IT Consulting & Other Services-0.9%
35,000	DXC Technology Co.	3,005,800

	IT Services-1.5%
75,000	Vantiv, Inc., Class A(1)	5,285,250

	Semiconductors-2.2%
31,211	Broadcom, Ltd.	7,569,916

	Semiconductors & Semiconductor Equipment-1.7%
58,000	Skyworks Solutions, Inc.	5,910,200

	Systems Software-2.8%
50,000	Microsoft Corp.	3,724,500
123,000	Oracle Corp.	5,947,050
		9,671,550
TOTAL INFORMATION TECHNOLOGY		99,534,387

MATERIALS-1.4%
	Diversified Chemicals-1.4%
45,000	PPG Industries, Inc.	4,889,700

TOTAL MATERIALS		4,889,700
Shares/Principal Amount		Value
TELECOMMUNICATION SERVICES-1.3%
	Wireless Telecommunication Services-1.3%
75,000	T-Mobile US, Inc.(1)	$4,624,500

TOTAL TELECOMMUNICATION SERVICES		4,624,500

TOTAL COMMON STOCKS
(Cost $194,495,566)		328,319,620

EXCHANGE TRADED FUNDS-0.9%
91,500	SPDR S&P Oil & Gas Exploration & Production ETF	3,119,235

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,996,753)		3,119,235

SHORT TERM INVESTMENTS-4.2%
	Commercial Paper-1.4%
$5,000,000	Toyota Motor Credit Corp., 0.812(2)%, 10/25/2017	4,995,901

	Mutual Funds-2.8%
9,499,459	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	9,499,459

TOTAL SHORT TERM INVESTMENTS
(Cost $14,495,625)		14,495,360

TOTAL INVESTMENTS-100.3%
(Cost $211,987,944)		345,934,215
OTHER ASSETS AND LIABILITIES-NET(3)-(0.3)%		(1,054,430)
NET ASSETS-100.0%		$344,879,785

(1)    Non-income producing security.
(2)    Rate shown represents the bond equivalent yield to maturity at date of purchase.
(3)    Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-63.1%
CONSUMER DISCRETIONARY-2.5%
	Auto Parts & Equipment-0.9%
20,000	Magna International, Inc.	$1,067,600

	Home Improvement Retail-0.9%
6,500	Home Depot, Inc.	1,063,140

	Household Appliances-0.7%
4,500	Whirlpool Corp.	829,980

TOTAL CONSUMER DISCRETIONARY		2,960,720

CONSUMER STAPLES-8.0%
	Drugs Retail-2.2%
20,000	CVS Health Corp.	1,626,400
12,000	Walgreens Boots Alliance, Inc.	926,640
		2,553,040
	Household Products-1.3%
17,000	Procter & Gamble Co.	1,546,660

	Hypermarkets & Super Centers-0.4%
5,500	Wal-Mart Stores, Inc.	429,770

	Soft Drinks-2.4%
20,000	Coca-Cola Co.	900,200
16,000	PepsiCo, Inc.	1,782,880
		2,683,080
	Tobacco-1.7%
30,000	Altria Group, Inc.	1,902,600

TOTAL CONSUMER STAPLES		9,115,150

ENERGY-4.5%
	Integrated Oil & Gas-4.5%
19,100	Chevron Corp.	2,244,250
20,000	Exxon Mobil Corp.	1,639,600
25,000	TOTAL SA Sponsored ADR	1,338,000
		5,221,850
TOTAL ENERGY		5,221,850

FINANCIALS-8.6%
	Consumer Finance-2.0%
35,000	Discover Financial Services	2,256,800

	Diversified Banks-1.1%
24,000	US Bancorp	1,286,160

	Insurance Brokers-1.4%
27,000	Arthur J Gallagher & Co.	1,661,850
Shares/Principal Amount		Value
	Other Diversified Financial Services-0.6%
7,500	JPMorgan Chase & Co.	$716,325

	Property & Casualty Insurance-1.6%
13,000	Chubb, Ltd.	1,853,150

	Regional Banks-1.9%
25,000	BB&T Corp.	1,173,500
8,000	PNC Financial Services Group, Inc.	1,078,160
		2,251,660
TOTAL FINANCIALS		10,025,945

HEALTH CARE-8.4%
	Biotechnology-3.4%
25,000	AbbVie, Inc.	2,221,500
9,500	Amgen, Inc.	1,771,275
		3,992,775
	Pharmaceuticals-5.0%
30,000	Bristol-Myers Squibb Co.	1,912,200
25,000	Merck & Co., Inc.	1,600,750
60,000	Pfizer, Inc.	2,142,000
		5,654,950
TOTAL HEALTH CARE		9,647,725

INDUSTRIALS-8.5%
	Aerospace & Defense-4.7%
7,000	Boeing Co.	1,779,470
6,000	Honeywell International, Inc.	850,440
6,000	Lockheed Martin Corp.	1,861,740
9,000	United Technologies Corp.	1,044,720
		5,536,370
	Air Freight & Logistics-1.6%
15,000	United Parcel Service, Inc., Class B	1,801,350

	Airlines-0.4%
10,000	Delta Air Lines, Inc.	482,200

	Electrical Components & Equipment-1.2%
18,500	Eaton Corp. PLC	1,420,615

	Industrial Conglomerates-0.6%
30,000	General Electric Co.	725,400

TOTAL INDUSTRIALS		9,965,935

INFORMATION TECHNOLOGY-15.6%
	Communications Equipment-0.9%
30,000	Cisco Systems, Inc.	1,008,900

	Computer Hardware-3.5%
26,000	Apple, Inc.	4,007,120

	IT Services-3.1%
15,000	International Business Machines Corp.(1)	2,176,200
23,000	Leidos Holdings, Inc.	1,362,060
		3,538,260

Shares/Principal Amount		Value
	Semiconductor Equipment-1.2%
27,000	Applied Materials, Inc.	$1,406,430

	Semiconductors-3.3%
24,000	Intel Corp.	913,920
11,850	Microchip Technology, Inc.	1,063,893
20,000	Texas Instruments, Inc.	1,792,800
		3,770,613
	Semiconductors & Semiconductor Equipment-1.6%
125,000	Cypress Semiconductor Corp.	1,877,500

	Systems Software-0.9%
14,000	Microsoft Corp.	1,042,860

	Technology Hardware & Storage-1.1%
15,000	Western Digital Corp.	1,296,000

TOTAL INFORMATION TECHNOLOGY		17,947,683

MATERIALS-2.2%
	Diversified Chemicals-2.2%
36,666	DowDuPont, Inc.	2,538,387

TOTAL MATERIALS		2,538,387

REAL ESTATE-1.1%
	Industrial REITS-0.7%
13,000	Prologis, Inc. REIT	824,980

	Specialized REITS-0.4%
18,500	CubeSmart REIT	480,260

TOTAL REAL ESTATE		1,305,240

TELECOMMUNICATION SERVICES-1.8%
	Integrated Telecommunication Services-1.8%
25,000	AT&T, Inc.	979,250
20,000	Verizon Communications, Inc.	989,800
		1,969,050
TOTAL TELECOMMUNICATION SERVICES		1,969,050

UTILITIES-1.9%
	Electric Utilities-1.0%
13,025	Duke Energy Corp.	1,093,058

	Multi-Utilities-0.9%
13,250	Dominion Energy, Inc.	1,019,323

TOTAL UTILITIES		2,112,381

TOTAL COMMON STOCKS
(Cost $50,649,779)		72,810,066
Shares/Principal Amount		Value
CORPORATE BONDS-13.5%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	$998,844

	Banks-0.9%
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,025,034

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,021,229

	Industrial Gases-0.7%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	867,749

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,028,353
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(3)	1,015,121
		2,043,474
	Life Sciences Tools & Services-0.4%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	505,479

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	506,289

	Other Diversified Financial Services-0.9%
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,048,883

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	501,355

	Pharmaceuticals-2.3%
1,000,000	Allergan Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	1,038,778
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	526,127
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,034,943
		2,599,848

Shares/Principal Amount		Value
	Real Estate-0.7%
$750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	$753,139

	Regional Banks-2.2%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	506,202
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(3)	1,001,712
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,021,502
		2,529,416
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	413,086
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	784,534
		1,197,620
TOTAL CORPORATE BONDS
(Cost $15,322,273)		15,598,359

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-7.3%
	Federal Home Loan Mortgage Corp.-3.6%
809,510	Series 2015-4517, Class PC, 2.500%, 5/15/2044	812,782
1,289,467	Series 2017-4665, Class JA, 4.000%, 12/15/2042	1,348,139
1,960,067	Series 2017-4694, Class DA, 3.500%, 6/15/2042(4)	2,027,515
		4,188,436
	Federal National Mortgage Association-2.6%
894,508	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	948,292
388,242	Series 2012-100, Class NA, 2.000%, 11/25/2041	385,683
582,307	Series 2012-54, Class WA, 3.000%, 4/25/2032	596,323
582,706	Series 2013-72, Class HG, 3.000%, 4/25/2033	597,591
481,381	Series 2013-9, Class KB, 2.500%, 12/25/2042	484,834
		3,012,723
	Government National Mortgage Association-1.1%
516,710	Series 2012-84, Class TA, 2.500%, 3/20/2042	514,849
714,119	Series 2013-88, Class LV, 2.500%, 9/16/2026	723,147
		1,237,996
Shares/Principal Amount		Value
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,464,518)		$8,439,155

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.0%
	Commercial Mortgage-Backed Securities-1.8%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 12/15/2048	1,585,156
500,000	Series 2012-C3, Class A4, 3.091%, 8/10/2049	513,447
		2,098,603
	Federal Home Loan Mortgage Corp.-0.3%
327,976	Pool G18527, 3.000%, 10/1/2029	337,331

	Federal National Mortgage Association-0.9%
456,736	Pool AM3301, 2.350%, 5/1/2023	459,038
497,043	Pool MA1449, 3.000%, 5/1/2028	510,011
		969,049
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $3,325,580)		3,404,983

U.S. GOVERNMENT AGENCY SECURITIES-5.8%
	Federal Farm Credit Banks-4.3%
2,000,000	2.450%, 11/29/2023	1,975,484
2,000,000	3.100%, 12/21/2026	2,000,052
1,000,000	2.350%, 9/11/2024	996,516
		4,972,052
	Federal Home Loan Banks-1.5%
1,200,000	2.900%, 3/2/2027	1,193,071
450,000	5.250%, 6/10/2022	514,395
		1,707,466
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $6,637,976)		6,679,518

TAXABLE MUNICIPAL BONDS-5.1%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	537,630

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	328,345
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	494,589
		822,934

Shares/Principal Amount		Value
	Illinois-0.2%
$200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	$207,044

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	300,783

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	682,813

	Pennsylvania-1.2%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	555,230
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	258,190
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	549,175
		1,362,595
	Utah-0.8%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	927,510

	Virginia-0.4%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	535,715

	Wisconsin-0.5%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	545,210

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,612,337)		5,922,234

SHORT TERM INVESTMENTS-1.8%
	Mutual Funds-1.8%
2,034,902	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	2,034,902

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS
(Cost $2,034,902)	$2,034,902

TOTAL INVESTMENTS-99.6%
(Cost $92,047,365)	114,889,217
OTHER ASSETS AND LIABILITIES-NET(5)-0.4%	479,204
NET ASSETS-100.0%	$115,368,421

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(6)
(150)	International Business Machines Corp., Expires 10/13/2017, Exercise Price $149.00	$(3,000)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $5,019)		$(3,000)

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.33%

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of September 30, 2017.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2017.
(3)
Floating or variable rate security.  The reference rate is described above.  The Rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(4)	Investment purchased on a delayed delivery basis.
(5)	Assets, other than investments in securities, less liabilities.
(6)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-60.2%
	Federal Home Loan Mortgage Corp.-24.2%
$1,982,467	Series 2012-276, Class 25, 2.500%, 9/15/2042	$1,952,012
193,678	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	196,277
1,579,095	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,571,421
698,739	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	703,581
3,189,527	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	3,146,016
4,681,170	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	4,591,627
1,642,481	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	1,650,495
3,094,905	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	3,085,886
2,726,168	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,692,353
1,841,717	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,820,719
1,596,351	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,552,283
1,252,763	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,214,415
1,538,744	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,555,459
622,823	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	617,060
1,181,641	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,186,383
1,663,369	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,678,025
823,360	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	815,307
2,276,119	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,274,541
4,083,256	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	4,148,346
1,958,139	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,907,732
976,387	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	988,490
4,470,086	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	4,634,208
1,867,626	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,922,897
4,682,838	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	4,846,243
Shares/Principal Amount		Value
$4,212,736	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	$4,425,355
4,732,469	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	4,970,560
		60,147,691
	Federal National Mortgage Association-26.5%
1,029,134	Series 2003-119, Class YF, 1M US L + 1.50%, 12/25/2033, REMIC(1)	1,050,408
853,342	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	904,651
1,373,683	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,411,071
2,853,773	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	2,824,650
678,993	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	671,370
2,598,869	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	2,475,077
4,036,161	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	4,160,989
561,648	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	550,999
2,940,836	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,827,241
2,849,880	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	2,803,113
1,945,087	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,910,111
1,248,539	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	1,251,441
823,729	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	796,479
1,721,528	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,741,719
2,336,036	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,304,876
2,822,863	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,903,252
2,853,454	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,809,209
2,001,266	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,962,721
2,386,739	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	2,430,311
374,433	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	355,032
2,806,569	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	2,788,096
2,425,918	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	2,491,242
997,662	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,002,035
976,617	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	968,257
609,923	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	593,969

Shares/Principal Amount		Value
$3,693,308	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	$3,746,742
1,752,131	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,723,984
4,774,435	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,849,942
4,007,179	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,999,745
2,891,369	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,995,531
2,455,392	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,510,246
		65,814,509
	Government National Mortgage Association-8.6%
3,971,232	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,487,086
762,266	Series 2011-11, Class PC, 2.000%, 4/20/2040	754,095
676,878	Series 2012-48, Class MA, 2.500%, 4/16/2042	680,652
791,432	Series 2012-50, Class ED, 2.250%, 8/20/2040	789,968
2,008,032	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,891,912
7,472,464	Series 2016-154, Class UP, 3.000%, 5/20/2045	7,589,354
1,388,573	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,435,699
3,690,536	Series 2016-55, Class JA, 3.500%, 4/20/2046	3,762,903
		21,391,669
	United States Small Business Administration-0.9%
2,331,811	Series 2015-20D, Class 1, 2.510%, 4/1/2035	2,325,418

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $151,603,341)		149,679,287

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-14.6%
	Federal Home Loan Mortgage Corp.-0.6%
383,188	Pool C91349, 4.500%, 12/1/2030	413,031
975,782	Pool C91361, 4.000%, 3/1/2031	1,038,056
		1,451,087
	Federal National Mortgage Association-10.0%
350,492	Pool 972080, 5.000%, 2/1/2023	370,831
1,206,091	Pool AT2054, 2.500%, 4/1/2028	1,215,366
3,583,293	Pool MA0641, 4.000%, 2/1/2031	3,805,915
1,999,073	Pool MA0667, 4.000%, 3/1/2031	2,123,535
1,539,768	Pool MA0695, 4.000%, 4/1/2031	1,635,380
931,286	Pool MA0756, 4.000%, 6/1/2031	989,187
2,601,264	Pool MA0818, 4.000%, 8/1/2031	2,763,193
779,078	Pool 889372, 6.000%, 12/1/2032	884,801
Shares/Principal Amount		Value
$2,948,044	Pool MA1459, 3.000%, 6/1/2033	$3,024,168
3,477,346	Pool AL5169, 4.000%, 4/1/2034	3,695,894
2,752,348	Pool 995026, 6.000%, 9/1/2036	3,142,581
231,386	Pool AI7929, 4.000%, 8/1/2041	243,715
796,303	Pool AL6620, 4.500%, 8/1/2042	869,821
		24,764,387
	Government National Mortgage Association-4.0%
2,897,991	Pool A09704, 3.000%, 10/20/2036	2,938,320
2,968,094	Pool A09713, 3.000%, 4/20/2037	3,009,408
2,816,100	Pool AY5131, 3.000%, 6/20/2037	2,855,300
563,543	Pool G24828, 4.500%, 10/20/2040	585,368
496,101	Pool 589693, 4.500%, 7/15/2029	534,659
		9,923,055
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $35,781,518)		36,138,529

U.S. TREASURY BONDS-4.4%
	U.S. Treasury Bond-4.4%
8,000,000	7.625%, 2/15/2025	10,992,500

TOTAL U.S. TREASURY BONDS
(Cost $11,213,564)		10,992,500

TAXABLE MUNICIPAL BONDS-18.7%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	536,900

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,087,750

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	660,295

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,082,550
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,148,460
		2,231,010

Shares/Principal Amount		Value
	Illinois-0.0%(2)
$3,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	$3,211

	Indiana-1.2%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	548,493
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	775,945
700,000	3.150%, 7/15/2023	705,950
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	493,295
470,000	Indiana State Bond Bank, Revenue Bonds, Series C-2, 5.600%, 2/1/2025	501,800
		3,025,483
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	466,871
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	205,926
380,000	5.500%, 9/1/2023	391,069
		1,063,866
	Kentucky-0.9%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,594,195
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	317,856
315,000	5.250%, 12/1/2025	332,023
		2,244,074
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	582,130
300,000	Series A, 5.700%, 12/1/2030	339,645
500,000	Series A, 5.750%, 12/1/2033	565,165
		1,486,940
	Michigan-1.4%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	595,610
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	604,764
Shares/Principal Amount		Value
$345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	$345,580
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	871,249
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	982,280
		3,399,483
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	522,585

	Mississippi-0.1%
190,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	201,951

	Missouri-0.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,761,815

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	251,507

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	650,115

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,051,077

	Ohio-4.7%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,328,100
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	314,084
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,025,000
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	567,770

Shares/Principal Amount		Value
$500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	$579,505
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,074,519
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,531,759
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,095,401
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,129,620
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	612,967
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	801,400
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	568,105
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	961,812
		11,590,042
	Oklahoma-0.2%
560,000	City of Oklahoma City OK, General Obligation Limited Bonds, 3.750%, 9/1/2030	579,600

	Oregon-0.7%
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	868,575
700,000	5.701%, 10/1/2030	840,056
		1,708,631
	Pennsylvania-1.4%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,166,031
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,067,780
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	993,880
Shares/Principal Amount		Value
$300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	$309,828
		3,537,519
	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,139,800

	Texas-2.1%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	566,635
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,040,660
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,174,400
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,403,569
		5,185,264
	Utah-0.5%
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	253,960
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,078,500
		1,332,460
	Virginia-0.2%
500,000	Virginia Beach VA, Government Public Improvement Bonds, 5.200%, 3/15/2030	531,090

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	198,486
345,000	Series D, 5.000%, 6/1/2028	335,292
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	248,192
		781,970
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $45,308,124)		46,564,438

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-2.0%
	Mutual Funds-2.0%
4,942,119	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	$4,942,119

TOTAL SHORT TERM INVESTMENTS
(Cost $4,942,119)		4,942,119

TOTAL INVESTMENTS-99.9%
(Cost $248,848,666)		248,316,873
OTHER ASSETS AND LIABILITIES-NET(3)-0.1%		177,470
NET ASSETS-100.0%		$248,494,343

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2017 was 1.23%

(1)
Floating or variable rate security.  The reference rate is described above.  The Rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.5%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,019,001

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	567,585

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,167,470

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,314,665

	Texas-0.5%
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	555,210

	West Virginia-94.5%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,223,446
400,000	4.000%, 5/1/2024	424,144
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	304,698
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	206,486
100,000	Series B, 2.600%, 12/1/2023	103,524
100,000	Series B, 2.800%, 12/1/2024	103,803
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	384,963
450,000	Series C, 3.400%, 12/1/2034	469,899
345,000	Series D, 3.000%, 12/1/2024	370,771
585,000	Series D, 3.000%, 12/1/2025	627,471
Shares/Principal Amount		Value
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
$275,000	5.000%, 6/1/2027	$330,129
950,000	5.000%, 6/1/2028	1,135,526
655,000	5.000%, 6/1/2029	779,542
1,045,000	Series A, 3.500%, 10/1/2023	1,060,257
1,100,000	Series A, 3.650%, 10/1/2024	1,116,258
620,000	Series A, 5.300%, 3/1/2029	621,519
285,000	Series C, 3.500%, 10/1/2025	290,566
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,201,054
1,100,000	3.000%, 6/1/2026	1,139,666
965,000	3.000%, 6/1/2027	989,607
100,000	3.000%, 6/1/2030	100,886
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	205,674
205,000	3.750%, 6/1/2025	217,228
215,000	3.850%, 6/1/2026	228,266
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
245,000	Series A, 3.500%, 12/1/2026	239,350
250,000	Series A, 3.600%, 12/1/2027	243,337
265,000	Series A, 3.700%, 12/1/2028	257,424
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	635,900
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	191,601
190,000	Series A, 3.000%, 3/1/2026	195,561
620,000	Series A, 4.000%, 3/1/2029	670,567
405,000	Series A, 3.500%, 12/1/2030	421,066
260,000	Series B, 3.000%, 10/1/2028	266,508
310,000	Series B, 4.000%, 6/1/2031	332,013
135,000	Series E, 3.000%, 6/1/2023	133,057
135,000	Series E, 3.300%, 6/1/2025	133,823
125,000	Series E, 3.400%, 6/1/2026	123,793
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	337,159
275,000	4.000%, 7/1/2032	297,545
	City of Clarksburg, West Virginia, Water Revenue Bonds:
600,000	Series A, 2.200%, 9/1/2019	604,824
160,000	Series E, 3.000%, 6/1/2018	161,879
170,000	Series E, 3.000%, 6/1/2020	174,916
180,000	Series E, 3.000%, 6/1/2022	184,844
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	526,110

Shares/Principal Amount		Value
$515,000	2.750%, 7/1/2023	$519,990
500,000	4.000%, 7/1/2024	519,500
605,000	3.000%, 7/1/2025	610,324
575,000	3.100%, 7/1/2026	579,957
1,000,000	3.150%, 7/1/2027	1,007,590
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	307,905
300,000	3.000%, 11/1/2028	304,596
230,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	230,168
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,245
490,000	Series A, 3.500%, 9/1/2027, (AGM)	490,519
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	233,941
600,000	Series B, 4.000%, 12/1/2027	624,240
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	541,270
535,000	Series A, 3.000%, 6/1/2029	547,321
555,000	Series A, 3.000%, 6/1/2030	563,969
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,976
225,000	Series C, 3.400%, 11/1/2031	226,984
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	380,923
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	807,918
765,000	Series A, 5.000%, 6/1/2024	886,742
1,400,000	Series B, 3.000%, 6/1/2024	1,424,318
1,000,000	Series B, 3.100%, 6/1/2025	1,015,580
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	353,647
380,000	Series A, 3.000%, 1/1/2031	370,629
1,660,000	Series A, 4.250%, 1/1/2035	1,794,145
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
115,000	Series A, 3.000%, 6/1/2020	115,337
135,000	Series A, 3.250%, 6/1/2023	135,119
Shares/Principal Amount		Value
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$1,175,000	5.000%, 5/1/2021, (NATL-RE)	$1,178,525
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,002,930
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	321,723
250,000	Series A, 4.000%, 2/1/2023	266,680
450,000	Series A, 3.000%, 2/1/2025	459,014
750,000	Series A, 3.125%, 2/1/2026	765,345
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,006,370
1,000,000	Series A, 4.000%, 12/1/2029	1,078,720
1,210,000	Series A, 4.000%, 12/1/2030	1,294,240
1,000,000	Series A, 4.000%, 12/1/2031	1,060,610
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,822,592
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	642,732
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,713,386
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	270,048
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	695,251
1,220,000	3.000%, 6/1/2023	1,284,977
795,000	3.000%, 6/1/2026	824,685
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
260,000	Series A, 5.375%, 7/1/2018, (AMBAC)	266,672
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,270,090
2,505,000	Series C, 5.375%, 7/1/2021	2,713,190
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	685,370
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,867,810

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
$500,000	5.000%, 6/1/2022	$555,870
1,000,000	4.000%, 6/1/2023	1,070,250
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,338,061
755,000	Series B, 3.500%, 11/1/2026	789,315
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,585
860,000	4.750%, 6/1/2022	862,348
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,746,905
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,721,801
315,000	Series A, 3.375%, 6/1/2029	321,939
365,000	Series B, 3.375%, 10/1/2023	383,458
390,000	Series B, 3.500%, 10/1/2024	410,510
415,000	Series B, 3.625%, 10/1/2025	436,846
435,000	Series B, 3.750%, 10/1/2026	458,260
545,000	Series C, 3.000%, 6/1/2023	572,828
310,000	Series C, 3.500%, 6/1/2030	317,111
515,000	Series D, 5.000%, 6/1/2025	615,337
600,000	Series D, 3.250%, 6/1/2028	612,660
330,000	Series D, 3.375%, 6/1/2029	337,270
355,000	Series D, 3.500%, 6/1/2030	363,144
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	509,360
550,000	2.500%, 12/15/2022	554,021
390,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	391,361
	West Virginia Economic Development Authority Lottery Revenue Bonds:
305,000	Series A, 5.000%, 6/15/2028	334,243
1,000,000	Series A, 5.000%, 7/1/2032	1,178,970
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,052,230
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,629,855
Shares/Principal Amount		Value
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
$235,000	Series A, 3.750%, 4/1/2019	$244,313
405,000	Series A, 4.000%, 4/1/2020	431,034
300,000	Series A, 4.250%, 4/1/2023	300,657
485,000	Series A, 5.000%, 4/1/2026	526,157
360,000	Series B, 3.200%, 4/1/2024	375,955
375,000	Series B, 3.375%, 4/1/2025	392,610
385,000	Series B, 3.500%, 4/1/2026	402,941
400,000	Series B, 3.600%, 4/1/2027	418,596
565,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	565,616
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,081,300
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	601,286
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	345,299
1,340,000	Series A, 3.200%, 11/1/2023	1,394,538
375,000	Series A, 3.800%, 11/1/2024	386,344
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	518,605
700,000	Series A, 3.125%, 7/1/2026	724,843
200,000	Series B, 3.000%, 7/1/2018	202,928
370,000	Series B, 4.000%, 7/1/2023	392,718
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	599,770
515,000	Series A, 5.000%, 7/1/2026	602,704
535,000	Series A, 5.000%, 7/1/2027	622,938
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	526,165
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	337,392
340,000	Series A, 2.550%, 10/1/2021	336,178
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	408,242
500,000	Series A, 5.000%, 10/1/2027	575,065
345,000	Series B, 5.000%, 10/1/2025	390,644
750,000	Series B, 4.125%, 10/1/2031	799,290

Shares/Principal Amount		Value
$2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	$3,080,621
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,435
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	503,600
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	272,763
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,511,510
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	629,587
600,000	Series A-II, 3.250%, 11/1/2025	626,256
550,000	Series A-II, 5.000%, 11/1/2025	663,393
650,000	Series A-II, 5.000%, 11/1/2026	791,252
800,000	Series A-II, 3.000%, 11/1/2027	808,888
300,000	Series A-II, 3.125%, 11/1/2028	304,149
725,000	Series B-II, 4.000%, 11/1/2025	785,552
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,520
910,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	912,821
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,450
625,000	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 6/1/2018	632,669
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,016,800
		109,396,405
TOTAL MUNICIPAL BONDS
(Cost $111,040,118)		114,020,336

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
522,668	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	522,668
Shares/Principal Amount	Value
TOTAL SHORT TERM INVESTMENTS
(Cost $522,668)	$522,668

TOTAL INVESTMENTS-98.9%
(Cost $111,562,786)	114,543,004
OTHER ASSETS AND LIABILITIES-NET(1)-1.1%	1,253,659
NET ASSETS-100.0%	$115,796,663

(1)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2017 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-91.3%
ALTERNATIVES-5.3%
5,881	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$218,315
42,722	PowerShares S&P 500® BuyWrite Portfolio	950,137

TOTAL ALTERNATIVES		1,168,452

BROAD DOMESTIC FIXED INCOME-19.5%
2,957	iShares Core U.S. Aggregate Bond ETF	324,057
52,422	iShares Floating Rate Bond ETF	2,670,377
26,516	Vanguard Short-Term Inflation-Protected Securities ETF	1,311,216

TOTAL BROAD DOMESTIC FIXED INCOME		4,305,650

COMMODITIES-5.0%
9,053	SPDR Gold Shares(1)(2)	1,100,664

TOTAL COMMODITIES		1,100,664

INTERNATIONAL (EX. U.S.) EQUITY-9.9%
18,751	iShares Core MSCI Total International Stock ETF	1,143,436
10,636	iShares MSCI EAFE ETF(1)	728,353
7,071	iShares MSCI Emerging Markets Index Fund(1)	316,852

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,188,641

INVESTMENT GRADE CORPORATE FIXED INCOME-6.9%
19,036	Vanguard Short-Term Corporate Bond ETF	1,525,355

TOTAL INVESTMENT GRADE CORPORATE FIXED INCOME		1,525,355

U.S. BROAD DIVERSIFIED EQUITY-8.8%
6,838	SPDR S&P500® ETF Trust(1)	1,717,911
1,685	Vanguard Total Stock Market ETF(1)	218,241

TOTAL U.S. BROAD DIVERSIFIED EQUITY		1,936,152

U.S. GROWTH COMPANY FOCUSED EQUITY-4.9%
8,612	iShares Russell 1000 Growth ETF	1,077,017
Shares/Principal Amount		Value

TOTAL U.S. GROWTH COMPANY FOCUSED EQUITY		$1,077,017

U.S. SECTOR FOCUSED EQUITY-27.0%
2,542	Energy Select Sector SPDR® Fund(1)	174,076
14,461	Financial Select Sector SPDR® Fund	373,961
6,369	First Trust Dow Jones Internet Index Fund(2)	651,931
14,203	First Trust Health Care AlphaDEX Fund(2)	957,566
4,182	Industrial Select Sector SPDR® Fund	296,922
4,934	iShares Global Tech ETF	702,454
2,966	iShares Transportation Average ETF	529,194
4,051	iShares U.S. Medical Devices ETF	676,638
4,681	iShares US Aerospace & Defense ETF	833,405
7,630	SPDR S&P Regional Banking ETF(1)	433,079
2,262	Vanguard Consumer Discretionary ETF	324,235

TOTAL U.S. SECTOR FOCUSED EQUITY		5,953,461

U.S. SMALL AND MID CAP EQUITY-4.0%
6,050	iShares Russell 2000 ETF(1)	896,489

TOTAL U.S. SMALL AND MID CAP EQUITY		896,489

TOTAL EXCHANGE TRADED FUNDS
(Cost $19,208,305)		20,151,881

PURCHASED OPTIONS-0.0%(3)
10.000000	iShares MSCI Emerging Markets ETF, Expires 10/20/2017, Exercise Price $39.00	10
10.000000	SPDR S&P500® ETF Trust, Expires 10/20/2017, Exercise Price $235.00	150

TOTAL PURCHASED OPTIONS
(Cost $2,316)		160

SHORT TERM INVESTMENTS-9.7%
	Mutual Funds-9.7%
2,138,777	Federated Government Obligations Fund 7-Day Yield 0.920% (at net asset value)	2,138,777

TOTAL SHORT TERM INVESTMENTS
(Cost $2,138,777)		2,138,777

TOTAL INVESTMENTS-101.0%
(Cost $21,349,398)		22,290,818
OTHER ASSETS AND LIABILITIES-NET(4)-(1.0)%		(224,116)
NET ASSETS-100.0%		$22,066,702

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS((0.2%))
(10)	Energy Select Sector SPDR® Fund, Expires 10/20/2017, Exercise Price $65.00	$(3,550)
(50)	iShares MSCI EAFE ETF, Expires 10/20/2017, Exercise Price $68.00	(4,150)
(20)	iShares MSCI Emerging Markets ETF, Expires 10/20/2017, Exercise Price $46.00	(280)
(25)	iShares Russell 2000 ETF, Expires 10/20/2017, Exercise Price $145.00	(9,850)
(20)	SPDR Gold Shares, Expires 10/20/2017, Exercise Price $129.00	(180)
(50)	SPDR S&P Regional Banking ETF, Expires 10/20/2017, Exercise Price $55.00	(11,500)
(20)	SPDR S&P500® ETF Trust, Expires 10/20/2017, Exercise Price $252.00	(2,600)
(16)	Vanguard Total Stock Market ETF, Expires 10/20/2017, Exercise Price $129.00	(1,680)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $12,793)		$(33,790)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of September 30, 2017.
(2)	Non-income producing security.
(3)	Amount represents less than 0.05% of net assets.
(4)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2017.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
September 30, 2017 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››
Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

 The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$95,697,046	$–	$–	$95,697,046
Exchange Traded Funds	1,795,329	–	–	1,795,329
Short Term Investments	5,620,799	–	–	5,620,799
Total	$103,113,174	$–	$–	$103,113,174

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$328,319,620	$–	$–	$328,319,620
Exchange Traded Funds	3,119,235	–	–	3,119,235
Short Term Investments
Commercial Paper	–	4,995,901	–	4,995,901
Mutual Funds	9,499,459	–	–	9,499,459
Total	$340,938,314	$4,995,901	$–	$345,934,215

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$72,810,066	$–	$–	$72,810,066
Corporate Bonds	–	15,598,359	–	15,598,359
U.S. Government Agency - Collateralized Mortgage Obligations	–	8,439,155	–	8,439,155
U.S. Government Agency - Mortgage Backed Securities	–	3,404,983	–	3,404,983
U.S. Government Agency Securities	–	6,679,518	–	6,679,518
Taxable Municipal Bonds	–	5,922,234	–	5,922,234
Short Term Investments	2,034,902	–	–	2,034,902
Total	$74,844,968	$40,044,249	$–	$114,889,217

Other Financial Instruments
Liabilities
Written Options	$(3,000)	$–	$–	$(3,000)
Total	$(3,000)	$–	$–	$(3,000)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$149,679,287	$–	$149,679,287
U.S. Government Agency - Mortgage Backed Securities	–	36,138,529	–	36,138,529
U.S. Treasury Bonds	–	10,992,500	–	10,992,500
Taxable Municipal Bonds	–	46,564,438	–	46,564,438
Short Term Investments	4,942,119	–	–	4,942,119
Total	$4,942,119	$243,374,754	$–	$248,316,873

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$114,020,336	$–	$114,020,336
Short Term Investments	522,668	–	–	522,668
Total	$522,668	$114,020,336	$–	$114,543,004

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$20,151,881	$–	$–	$20,151,881
Purchased Options	160	–	–	160
Short Term Investments	2,138,777	–	–	2,138,777
Total	$22,290,818	$–	$–	$22,290,818

Other Financial Instruments
Liabilities
Written Options	$(33,790)	$–	$–	$(33,790)
Total	$(33,790)	$–	$–	$(33,790)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2017. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options
The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:
››	Buy call options on a security in anticipation of an increase in the value of the security; and
››
Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:
››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››
Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2017, 26% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 22, 2017

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 22, 2017